Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Opening net book amount	¥ 67,712,000	¥ 61,803,000
Additions	6,886,000	3,233,000
Business combination (Note 30)	105,004,000	5,662,000
Disposal of subsidiaries (Note 31)	(383,000)	(591,000)
Amortisation	(3,336,000)	(2,395,000)	¥ (2,267,000)
Impairment loss	(1,405,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	939,000
Closing net book amount	175,417,000	67,712,000	61,803,000
Goodwill from acquisition of subsidiaries	61,534,000	4,487,000
Goodwill
Intangible assets
Opening net book amount	54,479,000	50,564,000
Business combination (Note 30)	61,534,000	4,487,000
Disposal of subsidiaries (Note 31)	(367,000)	(572,000)
Impairment loss	(1,405,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	939,000
Closing net book amount	115,180,000	54,479,000	50,564,000
Computer software
Intangible assets
Opening net book amount	3,625,000	649,000
Additions	6,886,000	3,233,000
Business combination (Note 30)		45,000
Disposal of subsidiaries (Note 31)	(16,000)	(19,000)
Amortisation	(974,000)	(283,000)
Closing net book amount	9,521,000	3,625,000	649,000
Medical licenses
Intangible assets
Opening net book amount	179,000	1,820,000
Amortisation	(179,000)	(1,641,000)
Closing net book amount		179,000	1,820,000
Tradenames
Intangible assets
Opening net book amount	9,429,000	8,770,000
Business combination (Note 30)	43,470,000	1,130,000
Amortisation	(2,183,000)	(471,000)
Closing net book amount	50,716,000	9,429,000	¥ 8,770,000
Cost
Intangible assets
Opening net book amount	98,267,000
Closing net book amount	194,322,000	98,267,000
Cost | Goodwill
Intangible assets
Opening net book amount	58,372,000
Closing net book amount	116,585,000	58,372,000
Cost | Computer software
Intangible assets
Opening net book amount	6,389,000
Closing net book amount	13,189,000	6,389,000
Cost | Medical licenses
Intangible assets
Opening net book amount	23,606,000
Closing net book amount	11,178,000	23,606,000
Cost | Tradenames
Intangible assets
Opening net book amount	9,900,000
Closing net book amount	53,370,000	9,900,000
Accumulated depreciation
Intangible assets
Opening net book amount	(30,555,000)
Closing net book amount	(18,905,000)	(30,555,000)
Accumulated depreciation | Goodwill
Intangible assets
Opening net book amount	(3,893,000)
Closing net book amount	(1,405,000)	(3,893,000)
Accumulated depreciation | Computer software
Intangible assets
Opening net book amount	(2,764,000)
Closing net book amount	(3,668,000)	(2,764,000)
Accumulated depreciation | Medical licenses
Intangible assets
Opening net book amount	(23,427,000)
Closing net book amount	(11,178,000)	(23,427,000)
Accumulated depreciation | Tradenames
Intangible assets
Opening net book amount	(471,000)
Closing net book amount	¥ (2,654,000)	¥ (471,000)